UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2013



[LOGO OF USAA]
   USAA(R)

                      [GRAPHIC OF USAA CORNERSTONE MODERATELY CONSERVATIVE FUND]

 ======================================================

        SEMIANNUAL REPORT
        USAA CORNERSTONE MODERATELY CONSERVATIVE FUND
        NOVEMBER 30, 2013

 ======================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"IT IS IMPORTANT TO OWN A VARIETY OF
INVESTMENTS THAT TEND TO PERFORM                   [PHOTO OF DANIEL S. McNAMARA]
DIFFERENTLY IN DIFFERENT ENVIRONMENTS."

--------------------------------------------------------------------------------

DECEMBER 2013

As experienced investors know, major moves in an asset class can happen quickly. This was the case during the reporting period for both stocks and bonds. For stocks, it was essentially a tale of two markets. In the first half of the period, global stocks retreated on hints from Federal Reserve (the Fed) Chairman Ben Bernanke that the Fed might begin tapering (or reducing) its quantitative easing (QE) asset purchases. (Through QE, the Fed was buying $85 billion in U.S. Treasury securities and mortgage-backed securities every month in order to push down long-term interest rates and stimulate economic growth and it recently signaled that it will reduce this amount to $75 billion every month.) Overall, for the period between May 31, 2013, and September 5, 2013, international stocks (which exclude the United States and Europe) and European stocks gained about 3%, while U.S. stocks returned approximately 2%. Emerging market stocks declined.

Global stocks reversed direction in the second half of the reporting period, rallying strongly after the Fed delayed the inevitable taper. Between September 6, 2013, and November 29, 2013, European stocks gained more than 10%, outperforming U.S. and international stocks -- both of which advanced nearly a still-respectable 10% -- and emerging markets stocks, which recorded a return of about 8%. Varied performance, such as this, is an important reminder of the benefits of diversification: it is important to own a variety of investments that tend to perform differently in different environments.

In the bond market, longer-term interest rates rose on expectations of a reduction in the Fed's asset purchases. Bond prices, which move in the opposite direction of interest rates, declined. The increase in rates was most pronounced in the longer end of the yield curve -- in five-year, 10-year and 30-year maturities. For fixed-income investors, it was a mixed blessing. Higher rates meant a decrease in principal value. On the other hand, lower prices mean investors have the opportunity to reinvest at higher rates and earn more on any new investments. Meanwhile, short-term interest rates remained anchored near zero. The Fed has said it will keep the targeted federal funds rate between 0% and 0.25% as long as unemployment is above 6.5% and inflation remains below 2.5%.

================================================================================

================================================================================

Looking ahead, I expect the Fed to continue its asset purchases for the foreseeable future. Janet Yellen, who has been nominated to succeed Bernanke, said this past November that she supports the continuation of the Fed's accommodative monetary policies. Yellen also told the Senate Banking Committee that the Fed would eventually have to begin tapering (which it subsequently stated it will do). However, I believe that the Fed will continue asset purchases, as the U.S. economy remains fragile.

As the Fed starts to taper its asset purchases, longer-term interest rates will probably increase. Though gradually rising rates can be a headwind for investors, fixed-income investing is not an all-or-none scenario. I believe that bonds continue to have a place in a diversified portfolio, in part because of the income they provide. Furthermore, the bond market is not one market but is actually a market of many different types of bonds, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes performed differently (some better and some worse than U.S. Treasuries) during the reporting period.

Meanwhile, equity valuations have risen faster than fundamentals. I believe valuations will continue to rise if economic growth accelerates and profit margins can maintain their current levels. If growth stalls or decelerates and profit margins decrease, earnings may disappoint and stocks may trim their gains.

Precious metals, like fixed-income securities, underperformed during the reporting period. The underperformance, in my view, was driven by concern that Fed tapering would be stronger than expected, which could lead to a rally in the U.S. dollar and reduce the need for inflation protection. Precious metals are typically used as a long-term inflation hedge. Exposure to gold and other precious metals and minerals may enhance overall portfolio diversification.

In the months ahead, rest assured that we will continue to monitor the financial markets as well as Congressional budget negotiations, Fed policy, economic trends, corporate earnings, and other factors that potentially could affect the performance of your investments. On behalf of everyone at USAA Asset Management Company, thank for your continued investment in our family of no-load mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices fall o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                 10

    Notes to Portfolio of Investments                                        24

    Financial Statements                                                     27

    Notes to Financial Statements                                            30

EXPENSE EXAMPLE                                                              45

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA CORNERSTONE MODERATELY CONSERVATIVE FUND (THE FUND) SEEKS CURRENT INCOME WITH A SECONDARY FOCUS ON CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests in equity securities, bonds, and money market instruments. The Fund will have a target asset class allocation of approximately 40% equity securities and 60% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The implementation of the asset allocation may involve the extensive use of equity and fixed-income exchange-traded funds (ETFs). The Fund may invest in investment-grade and below-investment-grade securities.

The Fund also may use alternative investment strategies and other instruments from time to time in an attempt to reduce its volatility over time and to enhance the Fund's return and diversification.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company
    JOHN P. TOOHEY, CFA                               ARNOLD J. ESPE, CFA
    WASIF A. LATIF                                    DAN DENBOW, CFA

--------------------------------------------------------------------------------

o HOW DID THE USAA CORNERSTONE MODERATELY CONSERVATIVE FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund returned 2.88% during the reporting period ended November 30, 2013. This compares to returns of -0.56% for the Barclays U.S. Aggregate Bond Index and 10.50% for the MSCI All-Country World Index.

o   WHAT SPECIFIC ELEMENTS OF YOUR POSITIONING HELPED PERFORMANCE?

    The Fund's domestic equity allocation made a positive contribution to performance. The U.S. equity market delivered strong returns as growing optimism about the economic outlook helped fuel investors' appetite for risk. Our equity allocation is diversified among individual large-cap U.S. stocks and exchange-traded funds (ETFs) that provide exposure to domestic mid- and small-cap stocks.

    The Fund's large-cap portfolio, which emphasizes stocks with attractive valuations and improving fundamentals, finished with a positive return and robust relative performance versus the broader U.S. equity market. While our focus on high-quality stocks would typically be a headwind in a momentum-driven market, our strong individual stock selection

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

2  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

    helped the large-cap portfolio to outperform. In addition, our allocations to both mid- and small-cap stocks enabled us to capitalize on the strong relative performance of these asset classes.

    The non-U.S. equity portion of the Fund also delivered healthy returns.
    Our holdings in ETFs that invest in the developed overseas markets performed well due in part to the signs of recovery in Europe's economy and the aggressive policies of Japan's central bank. Our allocation to the emerging markets also produced a gain, albeit a more modest one than our positions in the developed markets. During the reporting period, investors reacted negatively to the prospect of the U.S. Federal Reserve (the Fed) "tapering" (or reducing) the bond-buying program known as "quantitative easing" which caused emerging markets stocks to lag as well as weaker-than-expected growth in key markets such as Brazil, China, and India.

    During the reporting period, the U.S. investment-grade bond market experienced poor performance under the threat of a possible tapering by the Fed. While the Fed kept the policy intact through the close of the reporting period, the potential for a withdrawal of support led to a sell-off in intermediate- and long-term investment-grade bonds. Shortly after the reporting period ended, the Fed signaled that it will begin tapering its bond-buying program from $85 billion per month to $75 billion per month.

    Our bond portfolio delivered a positive performance in the past six months, which helped mitigate the impact of broader bond market weakness. We continued to construct the portfolio on a bond-by-bond basis using fundamental credit research, with a focus on higher-yielding securities in the investment-grade corporate bond and commercial mortgage-backed securities sectors. Within the corporate segment, we held an overweight -- or above-market weighting -- in bonds issued by banks and insurance companies, which continued to work well. In addition, we maintained a below-average duration (to reduce interest-rate sensitivity) in order to protect the portfolio against the potential for market volatility, particularly among longer-term bonds. This defensive approach aided performance in the difficult market environment of the past six months.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    The Fund has a modest allocation to high-yield bonds. This asset class tends to have a lower sensitivity to interest-rate risk than the investment-grade segment of the market, which was a positive during the reporting period. High-yield bonds also were helped by stronger economic growth and investors' continued preference for income-producing securities.

o   WHAT ELEMENTS OF YOUR POSITIONING HURT PERFORMANCE?

    Our modest allocation to gold and precious metals stocks was the weakest segment of the portfolio. The price of gold weakened in an environment of low inflation and positive investor sentiment, and gold stocks lagged even more significantly due to their contracting profit margins and weak earnings results.

    Although our precious metals allocation lagged considerably in the past six months, it's important to keep in mind that we construct the portfolio to deliver strong risk-adjusted returns over the ups and downs of the market rather than trying to maximize short-term performance. We believe it's essential to maintain this diversified approach rather than overreacting when some elements of the portfolio aren't working.

    The Fund's option hedging strategy -- which is designed to help cushion the impact of large stock market sell-offs -- also detracted from performance, as is typically the case during sizeable rallies. On a longer-term basis, however, we view the hedging strategy as a way to help mitigate against sharp declines in equity markets during the inevitable periods of elevated volatility.

o   WHAT IS YOUR OUTLOOK FOR THE FINANCIAL MARKETS AS WE MOVE INTO 2014?

    As we look ahead to 2014, we foresee an environment in which financial-market performance may be somewhat more muted. Developed-market stocks are more richly valued, and yields on long-term bonds are likely to trend higher over time. What's more, we anticipate a high level of market uncertainty stemming from shifting expectations for the country's fiscal and monetary policies.

================================================================================

4  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

    Accordingly, we are closely monitoring economic data to assess whether the recent uptick in economic indicators is a sign that the U.S. economy is about to achieve "escape velocity." If growth does indeed pick up, that would represent a strong indication that corporate sales growth can accelerate from its current low level. This is critical for equities, since market performance has run far ahead of earnings growth in 2013 -- indicating that expanding valuations has been the key driver of performance. It's therefore likely that investors will soon need to see an improvement in revenues for equities to maintain their upward trajectory.

    Our approach to this potentially challenging backdrop is to emphasize fundamentals and valuations as the basis for determining the Fund's optimal asset allocation. We seek to construct a portfolio that is truly diversified in that it is positioned to capitalize on a wide range of potential outcomes regarding global growth, central bank policy, and inflation. We believe this nimble approach -- and not one that simply seeks to "ride the wave" of accommodative central bank policies -- will be critical to generating outperformance in the year ahead.

    Thank you for your investment in the Fund.

    Non-investment grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more creditworthy investment-grade securities. o As interest rates rise, bond prices fall.
    o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Diversification does not guarantee a profit or prevent a loss. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA CORNERSTONE MODERATELY CONSERVATIVE FUND (THE FUND) (Ticker Symbol: UCMCX)

--------------------------------------------------------------------------------
                                         11/30/13                     5/31/13
--------------------------------------------------------------------------------
Net Assets                             $128.8 Million              $99.7 Million
Net Asset Value Per Share                  $11.25                     $11.05

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/13
--------------------------------------------------------------------------------
  5/31/13-11/30/13*                  1 Year              Since Inception 6/8/12
        2.88%                        8.03%                       10.64%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
    1 Year                                               Since Inception 6/8/12
    7.47%                                                        10.54%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 5/31/13**
--------------------------------------------------------------------------------
Before Reimbursement        1.33%                 After Reimbursement      0.98%

               (Includes acquired fund fees and expenses of 0.08%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2013, and are calculated as percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2014, to make payments or waive management, administration, and other fees so that the total expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Trust's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

6  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                MSCI ALL-COUNTRY        USAA CORNERSTONE MODERATELY        BARCLAYS U.S. AGGREGATE
                  WORLD INDEX                CONSERVATIVE FUND                    BOND INDEX
05/31/12          $10,000.00                     $10,000.00                       $10,000.00
06/30/12           10,493.89                      10,170.27                        10,003.92
07/31/12           10,637.55                      10,310.69                        10,141.91
08/31/12           10,868.84                      10,461.13                        10,148.53
09/30/12           11,211.17                      10,622.61                        10,162.50
10/31/12           11,136.45                      10,693.23                        10,182.49
11/30/12           11,278.85                      10,753.76                        10,198.56
12/31/12           11,534.33                      10,886.65                        10,184.04
01/31/13           12,065.70                      11,069.61                        10,112.81
02/28/13           12,063.82                      11,089.94                        10,163.50
03/31/13           12,281.81                      11,199.72                        10,171.61
04/30/13           12,635.33                      11,363.07                        10,274.54
05/31/13           12,600.66                      11,291.61                        10,091.22
06/30/13           12,232.36                      11,033.78                         9,935.12
07/31/13           12,817.95                      11,238.87                         9,948.70
08/31/13           12,550.90                      11,105.56                         9,897.85
09/30/13           13,199.17                      11,286.61                         9,991.55
10/31/13           13,729.68                      11,555.10                        10,072.33
11/30/13           13,924.12                      11,617.05                        10,034.62

                                   [END CHART]

                         Data from 5/31/12 to 11/30/13.*

                         See benchmark definitions on next page.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the MSCI All-Country World Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, May 31, 2012, while the Cornerstone Moderately Conservative Fund's inception date is June 8, 2012. There may be a slight variation of the performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

The graph on page 7 illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Moderately Conservative Fund to the following benchmarks:

o The unmanaged MSCI All-Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

================================================================================

8  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

                              o TOP 10 HOLDINGS* o
                                 AS OF 11/30/13
                                (% of Net Assets)

iShares MSCI EAFE ETF** ..................................................  6.8%
iShares Core MSCI Emerging Markets ETF** .................................  2.8%
iShares MSCI United Kingdom ETF** ........................................  2.7%
iShares MSCI Hong Kong ETF** .............................................  1.5%
iShares Core S&P Mid-Cap ETF** ...........................................  1.5%
U.S. Treasury Notes, 1.75%, 5/15/2022 ....................................  1.4%
iShares MSCI Germany ETF** ...............................................  1.2%
Gilead Sciences, Inc. ....................................................  1.0%
StanCorp Financial Group, Inc. ...........................................  1.0%
Oil Insurance Ltd. .......................................................  1.0%

                      o ASSET ALLOCATION -- 11/30/2013** o

                         [PIE CHART OF ASSET ALLOCATION]

CORPORATE OBLIGATIONS                                                       23.3%
INTERNATIONAL EQUITY SECURITIES                                             20.7%
U.S. EQUITY SECURITIES                                                      19.2%
MONEY MARKET INSTRUMENTS                                                    16.3%
EURODOLLAR AND YANKEE OBLIGATIONS                                            7.2%
COMMERCIAL MORTGAGE SECURITIES                                               7.2%
U.S. TREASURY SECURITIES                                                     3.9%
PRECIOUS METALS AND COMMODITY-RELATED SECURITIES                             1.2%
GLOBAL REAL ESTATE EQUITY SECURITIES                                         0.4%

                                   [END CHART]

 * Excludes money market instruments.

** The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 10-23.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (19.2%)

              COMMON STOCKS (15.4%)

              CONSUMER DISCRETIONARY (1.2%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.3%)
     5,670    TRW Automotive Holdings Corp.*                                                 $      440
                                                                                             ----------
              CABLE & SATELLITE (0.1%)
     3,050    Comcast Corp. "A"                                                                     152
                                                                                             ----------
              DEPARTMENT STORES (0.2%)
     4,600    Kohl's Corp.                                                                          254
                                                                                             ----------
              HOME IMPROVEMENT RETAIL (0.1%)
     2,250    Lowe's Companies, Inc.                                                                107
                                                                                             ----------
              HOMEFURNISHING RETAIL (0.1%)
     1,180    Bed Bath & Beyond, Inc.*                                                               92
                                                                                             ----------
              MOVIES & ENTERTAINMENT (0.3%)
     5,200    Walt Disney Co.                                                                       367
                                                                                             ----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
     6,000    H&R Block, Inc.                                                                       167
                                                                                             ----------
              Total Consumer Discretionary                                                        1,579
                                                                                             ----------
              CONSUMER STAPLES (1.1%)
              -----------------------
              DRUG RETAIL (0.5%)
     5,150    CVS Caremark Corp.                                                                    345
     4,100    Walgreen Co.                                                                          243
                                                                                             ----------
                                                                                                    588
                                                                                             ----------
              HOUSEHOLD PRODUCTS (0.1%)
     1,500    Procter & Gamble Co.                                                                  126
                                                                                             ----------
              HYPERMARKETS & SUPER CENTERS (0.2%)
     3,810    Wal-Mart Stores, Inc.                                                                 309
                                                                                             ----------
              TOBACCO (0.3%)
     5,010    Philip Morris International, Inc.                                                     428
                                                                                             ----------
              Total Consumer Staples                                                              1,451
                                                                                             ----------

================================================================================

10  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              ENERGY (1.6%)
              -------------
              INTEGRATED OIL & GAS (0.7%)
     1,250    Chevron Corp.                                                                  $      153
     8,410    Occidental Petroleum Corp.                                                            799
                                                                                             ----------
                                                                                                    952
                                                                                             ----------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
     3,850    Halliburton Co.                                                                       203
                                                                                             ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
     3,000    Anadarko Petroleum Corp.                                                              267
     2,600    ConocoPhillips                                                                        189
    11,000    Marathon Oil Corp.                                                                    396
                                                                                             ----------
                                                                                                    852
                                                                                             ----------
              OIL & GAS REFINING & MARKETING (0.1%)
     2,900    Valero Energy Corp.                                                                   132
                                                                                             ----------
              Total Energy                                                                        2,139
                                                                                             ----------
              FINANCIALS (2.4%)
              -----------------
              CONSUMER FINANCE (0.3%)
     6,320    Capital One Financial Corp.                                                           453
                                                                                             ----------
              DIVERSIFIED BANKS (0.2%)
     6,250    Wells Fargo & Co.                                                                     275
                                                                                             ----------
              LIFE & HEALTH INSURANCE (0.2%)
     3,800    MetLife, Inc.                                                                         198
                                                                                             ----------
              MULTI-LINE INSURANCE (0.1%)
     2,000    American International Group, Inc.                                                    100
                                                                                             ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
    10,010    Citigroup, Inc.                                                                       530
     4,430    JPMorgan Chase & Co.                                                                  253
                                                                                             ----------
                                                                                                    783
                                                                                             ----------
              REGIONAL BANKS (0.5%)
     4,450    BB&T Corp.                                                                            155
     3,450    CIT Group, Inc.                                                                       174
     4,300    PNC Financial Services Group, Inc.                                                    331
                                                                                             ----------
                                                                                                    660
                                                                                             ----------
              SPECIALIZED FINANCE (0.5%)
     2,300    CME Group, Inc.                                                                       188
     1,860    IntercontinentalExchange Group, Inc.*                                                 397
                                                                                             ----------
                                                                                                    585
                                                                                             ----------
              Total Financials                                                                    3,045
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              HEALTH CARE (3.3%)
              ------------------
              BIOTECHNOLOGY (1.0%)
    17,550    Gilead Sciences, Inc.*                                                         $    1,313
                                                                                             ----------
              HEALTH CARE DISTRIBUTORS (0.4%)
     8,090    Cardinal Health, Inc.                                                                 523
                                                                                             ----------
              HEALTH CARE EQUIPMENT (0.1%)
     2,200    Medtronic, Inc.                                                                       126
                                                                                             ----------
              HEALTH CARE SERVICES (0.1%)
     2,170    Express Scripts Holdings Co.*                                                         146
                                                                                             ----------
              LIFE SCIENCES TOOLS & SERVICES (0.1%)
     1,480    Thermo Fisher Scientific, Inc.                                                        149
                                                                                             ----------
              MANAGED HEALTH CARE (0.1%)
     2,060    UnitedHealth Group, Inc.                                                              153
                                                                                             ----------
              PHARMACEUTICALS (1.5%)
    10,900    AbbVie, Inc.                                                                          528
     2,000    Allergan, Inc.                                                                        194
     6,000    Johnson & Johnson                                                                     568
    18,300    Pfizer, Inc.                                                                          581
                                                                                             ----------
                                                                                                  1,871
                                                                                             ----------
              Total Health Care                                                                   4,281
                                                                                             ----------
              INDUSTRIALS (1.7%)
              ------------------
              AEROSPACE & DEFENSE (0.7%)
       900    Boeing Co.                                                                            121
     2,200    Raytheon Co.                                                                          195
    13,800    Spirit AeroSystems Holdings, Inc. "A"*                                                450
     1,370    United Technologies Corp.                                                             152
                                                                                             ----------
                                                                                                    918
                                                                                             ----------
              AIR FREIGHT & LOGISTICS (0.3%)
     3,370    United Parcel Service, Inc. "B"                                                       345
                                                                                             ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     3,000    Republic Services, Inc.                                                               105
                                                                                             ----------
              INDUSTRIAL CONGLOMERATES (0.6%)
    32,100    General Electric Co.                                                                  856
                                                                                             ----------
              Total Industrials                                                                   2,224
                                                                                             ----------

================================================================================

12  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (3.6%)
              -----------------------------
              APPLICATION SOFTWARE (0.1%)
     2,600    Adobe Systems, Inc.*                                                           $      148
                                                                                             ----------
              COMMUNICATIONS EQUIPMENT (0.2%)
    14,363    Cisco Systems, Inc.                                                                   305
                                                                                             ----------
              COMPUTER HARDWARE (1.1%)
     1,360    Apple, Inc.                                                                           756
    21,800    Hewlett-Packard Co.                                                                   596
                                                                                             ----------
                                                                                                  1,352
                                                                                             ----------
              COMPUTER STORAGE & PERIPHERALS (0.4%)
     6,600    SanDisk Corp.                                                                         450
                                                                                             ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
     2,050    Visa, Inc. "A"                                                                        417
                                                                                             ----------
              INTERNET SOFTWARE & SERVICES (0.3%)
       380    Google, Inc. "A"*                                                                     403
                                                                                             ----------
              SEMICONDUCTOR EQUIPMENT (0.0%)
     3,500    Applied Materials, Inc.                                                                61
                                                                                             ----------
              SEMICONDUCTORS (0.5%)
     5,000    Broadcom Corp. "A"                                                                    133
    15,200    Intel Corp.                                                                           362
     2,500    Texas Instruments, Inc.                                                               108
                                                                                             ----------
                                                                                                    603
                                                                                             ----------
              SYSTEMS SOFTWARE (0.7%)
    18,400    Microsoft Corp.                                                                       702
     4,800    Oracle Corp.                                                                          169
                                                                                             ----------
                                                                                                    871
                                                                                             ----------
              Total Information Technology                                                        4,610
                                                                                             ----------
              MATERIALS (0.1%)
              ----------------
              PAPER PRODUCTS (0.1%)
     2,500    International Paper Co.                                                               117
                                                                                             ----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     6,400    CenturyLink, Inc.                                                                     196
                                                                                             ----------
              Total Common Stocks (cost: $16,787)                                                19,651
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (1.9%)

              CONSUMER STAPLES (1.6%)
              -----------------------
              AGRICULTURAL PRODUCTS (1.6%)
    32,000    CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                   $      917
    10,000    Dairy Farmers of America, Inc., 7.88%, cumulative
                redeemable, perpetual(b)                                                          1,068
                                                                                             ----------
              Total Consumer Staples                                                              1,985
                                                                                             ----------
              ENERGY (0.0%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.0%)
        50    Kinder Morgan G.P. Inc., 4.16%, cumulative redeemable(b)                               46
                                                                                             ----------
              FINANCIALS (0.3%)
              -----------------
              REGIONAL BANKS (0.3%)
       400    M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                               411
                                                                                             ----------
              Total Preferred Stocks (cost: $2,306)                                               2,442
                                                                                             ----------

              EXCHANGE-TRADED FUNDS (2.1%)
     8,349    EGShares Emerging Markets Consumer ETF                                                224
    14,433    iShares Core S&P Mid-Cap ETF                                                        1,883
     5,430    iShares Core S&P Small-Cap ETF                                                        586
                                                                                             ----------
              Total Exchange-Traded Funds (cost: $2,062)                                          2,693
                                                                                             ----------
              Total U.S. Equity Securities (cost: $21,155)                                       24,786
                                                                                             ----------

              INTERNATIONAL EQUITY SECURITIES (20.7%)

              COMMON STOCKS (3.3%)

              CONSUMER DISCRETIONARY (0.4%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.2%)
     2,400    Magna International, Inc.                                                             195
                                                                                             ----------
              HOTELS, RESORTS & CRUISE LINES (0.2%)
     6,900    Carnival Corp.                                                                        249
                                                                                             ----------
              SPECIALTY STORES (0.0%)
       800    Signet Jewelers Ltd.                                                                   62
                                                                                             ----------
              Total Consumer Discretionary                                                          506
                                                                                             ----------
              CONSUMER STAPLES (0.2%)
              -----------------------
              BREWERS (0.1%)
       950    Anheuser-Busch InBev N.V. ADR                                                          97
                                                                                             ----------

================================================================================

14  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              PACKAGED FOODS & MEAT (0.1%)
     4,400    Unilever N.V.                                                                  $      173
                                                                                             ----------
              Total Consumer Staples                                                                270
                                                                                             ----------
              ENERGY (0.3%)
              -------------
              OIL & GAS DRILLING (0.3%)
     6,630    Transocean Ltd.                                                                       334
                                                                                             ----------
              FINANCIALS (0.2%)
              -----------------
              DIVERSIFIED BANKS (0.2%)
     4,000    HSBC Holdings plc ADR                                                                 224
                                                                                             ----------
              HEALTH CARE (0.2%)
              ------------------
              PHARMACEUTICALS (0.2%)
     3,300    Novartis AG ADR                                                                       261
                                                                                             ----------
              INDUSTRIALS (0.7%)
              ------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
     7,050    Eaton Corp. plc                                                                       512
                                                                                             ----------
              RAILROADS (0.3%)
     2,940    Canadian Pacific Railway Ltd.                                                         453
                                                                                             ----------
              Total Industrials                                                                     965
                                                                                             ----------
              INFORMATION TECHNOLOGY (0.5%)
              -----------------------------
              SEMICONDUCTORS (0.5%)
    14,200    NXP Semiconductors N.V.*                                                              603
                                                                                             ----------
              MATERIALS (0.4%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
     2,400    LyondellBasell Industries N.V. "A"                                                    185
                                                                                             ----------
              DIVERSIFIED METALS & MINING (0.3%)
     6,000    Rio Tinto plc ADR                                                                     319
                                                                                             ----------
              Total Materials                                                                       504
                                                                                             ----------
              TELECOMMUNICATION SERVICES (0.4%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.4%)
     4,100    Rogers Communications, Inc. "B"                                                       184
     8,800    Vodafone Group plc ADR                                                                326
                                                                                             ----------
                                                                                                    510
                                                                                             ----------
              Total Telecommunication Services                                                      510
                                                                                             ----------
              Total Common Stocks (cost: $3,717)                                                  4,177
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (17.4%)
    10,560    iShares Core MSCI EAFE ETF                                                     $      633
    71,703    iShares Core MSCI Emerging Markets ETF                                              3,610
   132,222    iShares MSCI EAFE ETF                                                               8,758
    52,333    iShares MSCI Germany ETF                                                            1,599
    92,458    iShares MSCI Hong Kong ETF                                                          1,919
    10,066    iShares MSCI Indonesia ETF                                                            233
    12,517    iShares MSCI Malaysia ETF                                                             197
     4,498    iShares MSCI Russia Capped ETF                                                         96
    43,053    iShares MSCI Singapore ETF                                                            585
    17,693    iShares MSCI Taiwan ETF                                                               254
     5,171    iShares MSCI Turkey ETF                                                               290
   166,478    iShares MSCI United Kingdom ETF                                                     3,414
     3,196    SPDR S&P Emerging Markets SmallCap ETF                                                150
     4,921    WisdomTree Emerging Markets Equity Income Fund                                        255
     5,259    WisdomTree Emerging Markets SmallCap Dividend Fund                                    249
    12,742    WisdomTree India Earnings Fund                                                        212
                                                                                             ----------
              Total Exchange-Traded Funds (cost: $20,238)                                        22,454
                                                                                             ----------
              Total International Equity Securities (cost: $23,955)                              26,631
                                                                                             ----------

              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.2%)

              EXCHANGE-TRADED FUNDS (1.2%)
    33,300    Market Vectors Gold Miners ETF                                                        742
     7,000    SPDR Gold Shares*                                                                     845
                                                                                             ----------
              Total Exchange-Traded Funds                                                         1,587
                                                                                             ----------
              Total Precious Metals and Commodity - Related Securities (cost: $2,348)             1,587
                                                                                             ----------

              GLOBAL REAL ESTATE EQUITY SECURITIES (0.4%)

              PREFERRED STOCKS (0.4%)

              REITs - OFFICE (0.4%)
    13,000    CommonWealth REIT, 6.50%, perpetual                                                   274
    12,000    CommonWealth REIT, Series E, 7.25%, cumulative
                redeemable, perpetual                                                               274
                                                                                             ----------
              Total REITs - Office                                                                  548
                                                                                             ----------
              Total Global Real Estate Equity Securities (cost: $615)                               548
                                                                                             ----------

================================================================================

16  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                                 COUPON                      VALUE
(000)         SECURITY                                                  RATE         MATURITY      (000)
--------------------------------------------------------------------------------------------------------
              BONDS (41.6%)

              CORPORATE OBLIGATIONS (23.3%)

              CONSUMER DISCRETIONARY (0.2%)
              -----------------------------
              PUBLISHING (0.1%)
$      100    McGraw-Hill Global Education Holdings, LLC(b)             9.75%        4/01/2021  $    111
                                                                                                --------
              TEXTILES (0.1%)
       100    SIWF Merger Sub, Inc.(b)                                  6.25         6/01/2021       101
                                                                                                --------
              Total Consumer Discretionary                                                           212
                                                                                                --------
              ENERGY (4.0%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.7%)
       100    Alta Mesa Holdings, LP                                    9.63        10/15/2018       108
       100    Fieldwood Energy, LLC(a)                                  8.38         9/30/2020       102
        50    Halcon Resources Corp.                                    8.88         5/15/2021        51
       100    Halcon Resources Corp.(b)                                 9.25         2/15/2022       103
       100    Midstates Petroleum Co., Inc.                             9.25         6/01/2021       105
       100    Penn Virginia Corp.                                       8.50         5/01/2020       108
       100    Quicksilver Resources, Inc.(a)                            7.00         6/21/2019        98
        50    Rex Energy Corp.                                          8.88        12/01/2020        55
       100    Sabine Oil & Gas, LLC(a)                                  8.75        12/31/2018       101
        50    Samson Investment Co.(a)                                  6.00         9/25/2018        50
                                                                                                --------
                                                                                                     881
                                                                                                --------
              OIL & GAS REFINING & MARKETING (0.0%)
        50    Northern Tier Energy, LLC                                 7.13        11/15/2020        52
                                                                                                --------
              OIL & GAS STORAGE & TRANSPORTATION (3.3%)
     1,150    DCP Midstream, LLC(b)                                     5.85         5/21/2043     1,074
       500    Enbridge Energy Partners, LP                              8.05        10/01/2037       562
       950    Energy Transfer Partners, LP(b)                           3.26(c)     11/01/2066       869
     1,000    Enterprise Products Operating, LLC                        7.00         6/01/2067     1,031
       100    Martin Midstream Partners, LP                             7.25         2/15/2021       102
        23    NuStar Logistics, LP                                      7.63         1/15/2043       597
                                                                                                --------
                                                                                                   4,235
                                                                                                --------
              Total Energy                                                                         5,168
                                                                                                --------
              FINANCIALS (14.0%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
     1,000    State Street Capital Trust IV                             1.25(c)      6/15/2037       781
        48    Walter Investment Management Corp.(a)                     5.75        11/28/2017        48
                                                                                                --------
              Total Asset Management & Custody Banks                                                 829
                                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                                 COUPON                      VALUE
(000)        SECURITY                                                   RATE         MATURITY      (000)
--------------------------------------------------------------------------------------------------------
             CONSUMER FINANCE (0.8%)
$      900   American Express Co.                                       6.80%        9/01/2066  $    960
                                                                                                --------
             LIFE & HEALTH INSURANCE (4.3%)
        27   Delphi Financial Group, Inc.                               7.38         5/15/2037       687
     1,000   Lincoln National Corp.                                     7.00         5/17/2066     1,030
       800   MetLife, Inc.                                              6.40        12/15/2036       824
       800   Principal Financial Global Fund, LLC                       0.76(c)      1/10/2031       704
     1,000   Prudential Financial, Inc.                                 5.63         6/15/2043       986
     1,250   StanCorp Financial Group, Inc.                             6.90         6/01/2067     1,253
                                                                                                --------
                                                                                                   5,484
                                                                                                --------
             MULTI-LINE INSURANCE (2.7%)
       750   Genworth Holdings, Inc.                                    6.15        11/15/2066       670
     1,100   Glen Meadow Pass-Through Trust(b)                          6.51         2/12/2067     1,078
     1,100   Nationwide Mutual Insurance Co.(b)                         5.81        12/15/2024     1,122
       600   ZFS Finance USA Trust V(b)                                 6.50         5/09/2037       641
                                                                                                --------
                                                                                                   3,511
                                                                                                --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
     1,000   GE Capital Trust I                                         6.38        11/15/2067     1,083
       150   General Electric Capital Corp.                             6.38        11/15/2067       163
        75   ILFC E-Capital Trust I(b)                                  5.35(c)     12/21/2065        67
     1,000   JPMorgan Chase Capital XXI                                 1.19(c)      2/02/2037       755
                                                                                                --------
                                                                                                   2,068
                                                                                                --------
             PROPERTY & CASUALTY INSURANCE (2.8%)
     1,000   Allstate Corp.                                             5.75         8/15/2053     1,017
     1,000   AmTrust Financial Services, Inc.(b)                        6.13         8/15/2023     1,010
       750   HSB Group, Inc.                                            1.15(c)      7/15/2027       596
       600   Ironshore Holdings, Inc.(b)                                8.50         5/15/2020       692
       300   Progressive Corp.                                          6.70         6/15/2037       328
                                                                                                --------
                                                                                                   3,643
                                                                                                --------
             Regional Banks (1.2%)
        30   Citizens Funding Trust I                                   7.50         9/15/2066       768
       100   First Maryland Capital Trust I                             1.24(c)      1/15/2027        84
       500   Fulton Capital Trust I                                     6.29         2/01/2036       486
       200   Regions Financial Corp.                                    7.75        11/10/2014       212
                                                                                                --------
                                                                                                   1,550
                                                                                                --------
             Total Financials                                                                     18,045
                                                                                                --------
             INDUSTRIALS (0.4%)
             ------------------
             AEROSPACE & DEFENSE (0.2%)
       248   Textron Financial Corp.(b)                                 6.00         2/15/2067       221
                                                                                                --------

================================================================================

18  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                                 COUPON                      VALUE
(000)         SECURITY                                                  RATE         MATURITY      (000)
--------------------------------------------------------------------------------------------------------
              AIRLINES (0.2%)
$      285    Continental Airlines, Inc. "B" Pass-Through Trust         6.25%        4/11/2020  $    298
                                                                                                --------
              Total Industrials                                                                      519
                                                                                                --------
              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
       100    First Data Corp.(b)                                       6.75        11/01/2020       105
                                                                                                --------
              TELECOMMUNICATION SERVICES (0.4%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
        20    Qwest Corp.                                               7.50         9/15/2051       510
                                                                                                --------
              WIRELESS TELECOMMUNICATION SERVICES (0.0%)
        50    MetroPCS Wireless, Inc.(b)                                6.25         4/01/2021        52
                                                                                                --------
              Total Telecommunication Services                                                       562
                                                                                                --------
              UTILITIES (4.2%)
              ----------------
              ELECTRIC UTILITIES (1.8%)
       600    Enel S.p.A.(b)                                            8.75         9/24/2073       655
       500    NextEra Energy Capital Holdings, Inc.                     6.35        10/01/2066       503
       324    NextEra Energy Capital Holdings, Inc.                     6.65         6/15/2067       332
       300    NextEra Energy Capital Holdings, Inc.                     7.30         9/01/2067       328
       450    PPL Capital Funding, Inc.                                 6.70         3/30/2067       454
       125    Texas Competitive Electric Holdings Co., LLC(a)           4.73        10/10/2017        87
                                                                                                --------
                                                                                                   2,359
                                                                                                --------
              MULTI-UTILITIES (2.4%)
       390    Dominion Resources, Inc.                                  7.50         6/30/2066       420
       600    Dominion Resources, Inc.                                  2.55(c)      9/30/2066       563
     1,000    Integrys Energy Group, Inc.                               6.11        12/01/2066     1,009
     1,000    Puget Sound Energy, Inc.                                  6.97         6/01/2067     1,024
                                                                                                --------
                                                                                                   3,016
                                                                                                --------
              Total Utilities                                                                      5,375
                                                                                                --------
              Total Corporate Obligations (cost: $29,515)                                         29,986
                                                                                                --------

              EURODOLLAR AND YANKEE OBLIGATIONS (7.2%)

              CONSUMER STAPLES (0.2%)
              -----------------------
              PACKAGED FOODS & MEAT (0.2%)
       200    JBS S.A.                                                 10.50         8/04/2016       226
                                                                                                --------
              ENERGY (0.7%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.7%)
       900    TransCanada Pipelines Ltd.                                6.35         5/15/2067       935
                                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                               COUPON                        VALUE
(000)         SECURITY                                                RATE          MATURITY       (000)
--------------------------------------------------------------------------------------------------------
              FINANCIALS (5.0%)
              -----------------
              DIVERSIFIED BANKS (2.0%)
$      400    Barclays Bank plc                                       0.65%(c)             -(d) $    238
       400    Barclays Bank plc                                       0.69(c)              -(d)      232
        50    Barclays Bank plc(b)                                    7.70                 -(d)       55
       400    Compass Bank                                            6.40        10/01/2017         438
       200    HSBC Bank plc                                           0.60(c)              -(d)      125
     1,400    HSBC Bank plc                                           0.63(c)              -(d)      868
       100    Lloyds TSB Bank plc                                     0.49(c)              -(d)       60
       500    Royal Bank of Scotland Group plc                        9.50(c)      3/16/2022         585
                                                                                                --------
                                                                                                   2,601
                                                                                                --------
              LIFE & HEALTH INSURANCE (0.8%)
     1,000    Great-West Life & Annuity Insurance Capital, LP(b)      7.15         5/16/2046       1,035
                                                                                                --------
              PROPERTY & CASUALTY INSURANCE (1.6%)
     1,350    Oil Insurance Ltd.(b)                                   3.23(c)              -(d)    1,229
       750    QBE Capital Funding III Ltd.(b)                         7.25         5/24/2041         796
                                                                                                --------
                                                                                                   2,025
                                                                                                --------
              REINSURANCE (0.6%)
       200    Platinum Underwriters Finance, Inc.                     7.50         6/01/2017         227
       500    Swiss Re Capital I, LP(b)                               6.85                 -(d)      532
                                                                                                --------
                                                                                                     759
                                                                                                --------
              Total Financials                                                                     6,420
                                                                                                --------
              INDUSTRIALS (0.5%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.4%)
       500    Hutchison Whampoa International Ltd.(b)                 6.00                 -(d)      531
                                                                                                --------
              MARINE (0.1%)
       100    Navios Maritime Holdings, Inc.(b)                       7.38         1/15/2022         101
                                                                                                --------
              Total Industrials                                                                      632
                                                                                                --------
              MATERIALS (0.3%)
              ----------------
              CONSTRUCTION MATERIALS (0.1%)
        50    Cemex Espana Luxembourg(b)                              9.88         4/30/2019          57
                                                                                                --------
              DIVERSIFIED METALS & MINING (0.1%)
       100    Vedanta Resources plc(b)                                6.00         1/31/2019          96
                                                                                                --------
              GOLD (0.1%)
       200    St. Barbara Ltd.(b)                                     8.88         4/15/2018         169
                                                                                                --------
              Total Materials                                                                        322
                                                                                                --------

================================================================================

20  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                               COUPON                        VALUE
(000)         SECURITY                                                RATE          MATURITY       (000)
--------------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (0.0%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.0%)
$       50    Altice Financing S.A.(b)                                7.88%       12/15/2019    $     54
                                                                                                --------
              UTILITIES (0.5%)
              ----------------
              ELECTRIC UTILITIES (0.5%)
       700    Electricite De France S.A.(b)                           5.25                 -(d)      693
                                                                                                --------
              Total Eurodollar and Yankee Obligations (cost: $8,825)                               9,282
                                                                                                --------

              COMMERCIAL MORTGAGE SECURITIES (7.2%)

              FINANCIALS (7.2%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (7.2%)
       299    Banc of America Commercial Mortgage, Inc.               4.77         7/10/2043         297
       400    Banc of America Commercial Mortgage, Inc.               5.86         7/10/2044         412
       100    Banc of America Commercial Mortgage, Inc.               5.42        10/10/2045         100
       359    Banc of America Commercial Mortgage, Inc.(b)            5.94         9/10/2047         377
       800    Banc of America Commercial Mortgage, Inc.               6.25         2/10/2051         833
        50    Bear Stearns Commercial Mortgage Securities, Inc.       5.48        12/11/2040          46
       400    Bear Stearns Commercial Mortgage Securities, Inc.       4.75         6/11/2041         416
       100    Bear Stearns Commercial Mortgage Securities, Inc.(b)    5.66         9/11/2041          97
        50    Bear Stearns Commercial Mortgage Securities, Inc.       5.60        10/12/2041          47
       450    Citigroup Commercial Mortgage Trust                     5.78         3/15/2049         463
       850    Credit Suisse Commercial Mortgage
                Pass-Through Trust                                    0.36         2/15/2040         636
       750    GE Capital Commercial Mortgage Corp.                    5.28         3/10/2044         725
        50    GE Capital Commercial Mortgage Corp.                    5.61        12/10/2049          51
       400    GMAC Commercial Mortgage Securities, Inc.               4.97        12/10/2041         379
     1,075    GS Mortgage Securities Corp. II                         5.59         4/10/2038       1,083
        50    GS Mortgage Securities Corp. II                         5.74         8/10/2038          50
     1,000    GS Mortgage Securities Corp. II                         4.78         7/10/2039       1,012
       300    J.P. Morgan Chase Commercial Mortgage
                Securities Trust                                      5.37         5/15/2047         320
       300    LB-UBS Commercial Mortgage Trust                        5.38        11/15/2038         327
        50    LB-UBS Commercial Mortgage Trust                        5.28         2/15/2041          50
       400    Merrill Lynch Mortgage Trust                            5.14         7/12/2038         417
        50    Morgan Stanley Capital I, Inc.                          5.50         3/12/2044          51
     1,000    Wachovia Bank Commercial Mortgage Trust                 5.72         5/15/2043       1,046
       100    Wachovia Bank Commercial Mortgage Trust(b)              4.99         5/15/2044          94
                                                                                                --------
                                                                                                   9,329
                                                                                                --------
              Total Financials                                                                     9,329
                                                                                                --------
              Total Commercial Mortgage Securities (cost: $9,134)                                  9,329
                                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                                                            VALUE
(000)         SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES (3.9%)

              NOTES (3.9%)
$      965    1.63%, 8/15/2022                                                                 $    896
     1,315    1.63%, 11/15/2022                                                                   1,214
     1,906    1.75%, 5/15/2022                                                                    1,801
       500    1.75%, 5/15/2023                                                                      461
       618    2.00%, 2/15/2023                                                                      586
                                                                                               --------
              Total Notes                                                                         4,958
                                                                                               --------
              Total U.S. Treasury Securities (cost: $5,264)                                       4,958
                                                                                               --------
              Total Bonds (cost: $52,738)                                                        53,555
                                                                                               --------

-------------------------------------------------------------------------------------------------------
NUMBER OF
SHARES
-------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (16.3%)

              MONEY MARKET FUNDS (16.3%)
20,907,718    State Street Institutional Liquid Reserve Fund, 0.07%(e) (cost: $20,908)           20,908
                                                                                               --------

              TOTAL INVESTMENTS (COST: $121,719)                                               $128,015
                                                                                               ========

-------------------------------------------------------------------------------------------------------
NUMBER OF
CONTRACTS
-------------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.1%)
       568    Put - iShares MSCI EAFE ETF expiring January 18, 2014 at 61                            12
       150    Put - iShares MSCI Emerging Markets expiring January 18, 2013 at 41                    13
       135    Put - iShares MSCI Emerging Markets expiring January 18, 2014 at 38                     4
        42    Put - S&P 500 Index expiring January 18, 2014 at 1640                                  17
        43    Put - S&P 500 Index expiring January 18, 2014 at 1730                                  50
                                                                                               --------

              TOTAL PURCHASED OPTIONS (COST: $200)                                             $     96
                                                                                               ========

================================================================================

22  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

----------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                        (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                    QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                       FOR IDENTICAL ASSETS               INPUTS          INPUTS         TOTAL
----------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                           $19,651              $     -              $-      $ 19,651
  Preferred Stocks                              -                2,442               -         2,442
  Exchange-Traded Funds                     2,693                    -               -         2,693

International Equity Securities:
  Common Stocks                             4,177                    -               -         4,177
  Exchange-Traded Funds                    22,454                    -               -        22,454

Precious Metals and
  Commodity-Related Securities:
  Exchange-Traded Funds                     1,587                    -               -         1,587

Global Real Estate Equity Securities:
  Preferred Stocks                            274                  274               -           548

Bonds:
  Corporate Obligations                         -               29,986               -        29,986
  Eurodollar and Yankee Obligations             -                9,282               -         9,282
  Commercial Mortgage Securities                -                9,329               -         9,329
  U.S. Treasury Securities                  4,958                    -               -         4,958

Money Market Instruments:
  Money Market Funds                       20,908                    -               -        20,908

Purchased Options                              96                    -               -            96
----------------------------------------------------------------------------------------------------
Total                                     $76,798              $51,313              $-      $128,111
----------------------------------------------------------------------------------------------------

For the period of June 1, 2013, through November 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. Investments in foreign securities were 29.0% of net assets at November 30, 2013. A category percentage of 0.0% represents less than 0.1% of net assets.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated

================================================================================

24  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

    by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    REIT  Real estate investment trust

o   SPECIFIC NOTES

    (a) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at November 30, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  25

================================================================================

        occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2013.

    (d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (e) Rate represents the money market fund annualized seven-day yield at November 30, 2013.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

26  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $121,719)              $128,015
   Purchased options, at market value (cost of $200)                                96
   Cash                                                                            107
   Receivables:
      Capital shares sold                                                          317
      USAA Asset Management Company (Note 5C)                                       52
      Dividends and interest                                                       606
      Securities sold                                                               75
                                                                              --------
         Total assets                                                          129,268
                                                                              --------
LIABILITIES
   Payables:
   Securities purchased                                                            295
   Capital shares redeemed                                                          40
   Accrued management fees                                                          52
   Accrued transfer agent's fees                                                     6
   Other accrued expenses and payables                                              46
                                                                              --------
         Total liabilities                                                         439
                                                                              --------
            Net assets applicable to capital shares outstanding               $128,829
                                                                              ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $121,466
   Accumulated undistributed net investment income                                 424
   Accumulated net realized gain on investments and options                        747
   Net unrealized appreciation of investments and options                        6,192
                                                                              --------
            Net assets applicable to capital shares outstanding               $128,829
                                                                              ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                              11,450
                                                                              ========
   Net asset value, redemption price, and offering price per share            $  11.25
                                                                              ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $2)                            $  617
   Interest                                                                    1,255
                                                                              ------
         Total income                                                          1,872
                                                                              ------
EXPENSES
   Management fees                                                               282
   Administration and servicing fees                                              85
   Transfer agent's fees                                                         128
   Custody and accounting fees                                                    63
   Postage                                                                         5
   Shareholder reporting fees                                                     10
   Trustees' fees                                                                  7
   Registration fees                                                              21
   Professional fees                                                              25
   Other                                                                           3
                                                                              ------
         Total expenses                                                          629
   Expenses reimbursed                                                          (122)
                                                                              ------
         Net expenses                                                            507
                                                                              ------
NET INVESTMENT INCOME                                                          1,365
                                                                              ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTIONS
   Net realized gain (loss) on:
      Investments:
         Unaffiliated transactions                                               136
         Affiliated transactions (Note 7)                                         19
      Options                                                                   (408)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                              2,748
      Options                                                                   (181)
                                                                              ------
         Net realized and unrealized gain                                      2,314
                                                                              ------
   Increase in net assets resulting from operations                           $3,679
                                                                              ======

See accompanying notes to financial statements.

================================================================================

28  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited), and period ended May 31, 2013

-----------------------------------------------------------------------------------------------

                                                                  11/30/2013         5/31/2013*
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                            $  1,365          $  1,504
   Net realized gain on investments                                      155             1,590
   Net realized loss on options                                         (408)             (590)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                      2,748             3,548
      Options                                                           (181)               77
                                                                    --------------------------
      Increase in net assets resulting from operations                 3,679             6,129
                                                                    --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              (1,253)           (1,192)
                                                                    --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                          39,399           103,567
   Reinvested dividends                                                  937               637
   Cost of shares redeemed                                           (13,616)           (9,458)
                                                                    --------------------------
      Increase in net assets from capital share transactions          26,720            94,746
                                                                    --------------------------
   Net increase in net assets                                         29,146            99,683
NET ASSETS
   Beginning of period                                                99,683                 -
                                                                    --------------------------
   End of period                                                    $128,829          $ 99,683
                                                                    ==========================
Accumulated undistributed net investment income:
   End of period                                                    $    424          $    312
                                                                    ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                         3,587             9,829
   Shares issued for dividends reinvested                                 86                59
   Shares redeemed                                                    (1,240)             (871)
                                                                    --------------------------
      Increase in shares outstanding                                   2,433             9,017
                                                                    ==========================

*Fund commenced operations on June 8, 2012.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Moderately Conservative Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek current income with a secondary focus on capital appreciation.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back

================================================================================

30  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

    testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

        approved by the Board, will consider such available information that it deems relevant to determine a fare value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    8.  Options are valued by a pricing service at the National Best Bid/Offer
        (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges

================================================================================

32  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

        determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

    10. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note 1A1, and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note 1A5.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified

================================================================================

34  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

    period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF NOVEMBER 30, 2013*
    (IN THOUSANDS)

                                     ASSET DERIVATIVES               LIABILITY DERIVATIVES
--------------------------------------------------------------------------------------------
                              STATEMENT OF                       STATEMENT OF
DERIVATIVES NOT ACCOUNTED     ASSETS AND                         ASSETS AND
FOR AS HEDGING                LIABILITIES                        LIABILITIES
INSTRUMENTS                   LOCATION            FAIR VALUE     LOCATION         FAIR VALUE
--------------------------------------------------------------------------------------------
Equity contracts              Purchased              $96         -                   -
                              options; Net
                              unrealized
                              depreciation of
                              investments and
                              options
--------------------------------------------------------------------------------------------

 *For open derivative instruments as of November 30, 2013, see the portfolio of investments, which also is indicative of activity for the six-month period ended November 30, 2013.

THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2013 (IN THOUSANDS)

                                                                       CHANGE IN
DERIVATIVES                                                            UNREALIZED
NOT ACCOUNTED         STATEMENT OF                                     APPRECIATION
FOR AS HEDGING        OPERATIONS           REALIZED GAIN (LOSS)        (DEPRECIATION)
INSTRUMENTS           LOCATION             ON DERIVATIVES              ON DERIVATIVES
-------------------------------------------------------------------------------------
Equity contracts      Net realized loss            $(408)                  $(181)
                      on options transactions/
                      Change in net unrealized
                      appreciation/depreciation
                      of options
-------------------------------------------------------------------------------------

================================================================================

36  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2013, there were no custodian and other bank credits.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet

================================================================================

38  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fee rate remains unchanged from September 30, 2012, to September 30, 2013. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2013, the Fund paid CAPCO facility fees of less than $500, which represents 0.2% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2014, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2013, the Fund had no post-enactment capital loss carryforwards, for federal income tax purposes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

For the six-month period ended November 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2013, were $47,941,000 and $26,520,000, respectively.

As of November 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2013, were $7,956,000 and $1,764,000, respectively, resulting in net unrealized appreciation of $6,192,000.

For the six-month period ended November 30, 2013, transactions in written call and put options* were as follows:

                                                                        PREMIUMS
                                                   NUMBER OF            RECEIVED
                                                   CONTRACTS             (000's)
                                                   -----------------------------
Outstanding May 31, 2013                                164               $ 218
Options written                                       1,239                  92
Options terminated in closing
purchase transactions                                  (968)               (301)
Options expired                                        (435)                 (9)
                                                   -----------------------------
Outstanding at November 30, 2013                          -               $   -
                                                   =============================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

================================================================================

40  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the six-month period ended November 30, 2013, there are no subadvisers. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $282,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the period ended November 30, 2013, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $85,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the period ended November 30, 2013, the Fund reimbursed the Manager $2,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2014, to limit the annual expenses of the Fund to 0.90% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2013, the Fund incurred reimbursable expenses of $122,000, of which $52,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts held with such intermediaries. For the six-month period ended November 30, 2013, the Fund incurred transfer agent's fees, paid or payable to SAS, of $128,000.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. For the six-month period ended November 30, 2013, USAA and its affiliates owned 2,500,000 shares, which represents 21.8% of the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended November 30, 2013, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and

================================================================================

42  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                     NET REALIZED
                                                       COST TO         GAIN TO
         SELLER                 PURCHASER             PURCHASER         SELLER
---------------------------------------------------------------------------------
USAA Cornerstone          USAA Real Return Fund        $407,000        $(10,000)
  Moderately
  Conservative Fund

USAA Cornerstone          USAA Cornerstone                9,000              (-)*
  Moderately                Moderate Fund
  Conservative Fund

USAA Cornerstone          USAA Cornerstone              139,000          (9,000)
  Moderately                Aggressive Fund
  Conservative Fund

Income Stock Fund         USAA Cornerstone              103,000          70,000
                            Moderately
                            Conservative Fund

USAA Real Return Fund     USAA Cornerstone              641,000         (19,000)
                            Moderately
                            Conservative Fund

USAA Cornerstone          USAA Cornerstone                3,000              (-)*
  Aggressive Fund           Moderately
                            Conservative Fund

USAA Cornerstone          USAA Cornerstone                9,000              (1)
  Moderate Fund             Moderately
                            Conservative Fund

*Represents less than $500.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                            SIX-MONTH
                                                           PERIOD ENDED          PERIOD ENDED
                                                           NOVEMBER 30,             MAY 31,
                                                           ----------------------------------
                                                                 2013               2013***
                                                           ----------------------------------
Net asset value at beginning of period                       $  11.05               $ 10.00
                                                             ------------------------------
Income from investment operations:
  Net investment income                                           .13                   .28(a)
  Net realized and unrealized gain                                .19                   .99(a)
                                                             ------------------------------
Total from investment operations                                  .32                  1.27(a)
                                                             ------------------------------
Less distributions from:
  Net investment income                                          (.12)                 (.22)
                                                             ------------------------------
  Net asset value at end of period                           $  11.25               $ 11.05
                                                             ==============================
Total return (%)*                                                2.98                 12.81
Net assets at end of period (000)                            $128,829               $99,683
Ratios to average net assets:**
  Expenses (%)(b),(c)                                             .90                   .90
  Expenses, excluding reimbursements (%)(b),(c)                  1.11                  1.25
  Net investment income (%)(c)                                   2.41                  2.56
Portfolio turnover (%)                                             27                    59

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended November 30, 2013, average net assets were $112,774,000.

*** Fund commenced operations on June 8, 2012.

(a) Calculated using average shares.

(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

44  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2013, through November 30, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.


                                                                               EXPENSES PAID
                                      BEGINNING               ENDING           DURING PERIOD*
                                    ACCOUNT VALUE          ACCOUNT VALUE       JUNE 1, 2013 -
                                     JUNE 1, 2013        NOVEMBER 30, 2013    NOVEMBER 30, 2013
                                    -----------------------------------------------------------
Actual                                 $1,000.00              $1,029.80             $4.58

Hypothetical
 (5% return before expenses)            1,000.00               1,020.56              4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.98% for the six-month period of June 1, 2013, through November 30, 2013.

================================================================================

46  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
                                     Jefferson C. Boyce
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
         (8722)                      "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

===============================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   97451-0114                                (C)2014, USAA. All rights reserved.





ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.















                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2013

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  DANIEL J. MAVICO, Assistant Secretary

Date:     01/27/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/27/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/27/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.